UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2011

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  	Grabill Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	028-14065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	10/07/2011


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  57

Form 13R Information Table Value Total:	 48,660
					 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13R file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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FORM 13F INFORMATION TABLE
                               Title of                Value    Shares of                                 Voting
Name of Issurer                Class      Cusip      (X1000)      Prn Amt   Sh/Prn  Discretion Put/Call   Authority
AFLAC Common                   COM        001055102       436       12,500    SH    SOLE                  SOLE
Abbott Labs Common             COM        002824100     1,020       19,950    SH    SOLE                  SOLE
Apache Corp Common             COM        037411105       426        5,320    SH    SOLE                  SOLE
Apple Inc Common               COM        037833100       581        1,523    SH    SOLE                  SOLE
BHP Billiton ADR               SPD ADR    088606108     1,440       21,675    SH    SOLE                  SOLE
CVS Caremark Common            COM        126650100       903       26,885    SH    SOLE                  SOLE
Canadian Natl RR Co            COM        136375102     1,402       21,050    SH    SOLE                  SOLE
Caterpillar Inc Com            COM        149123101     1,290       17,475    SH    SOLE                  SOLE
Cenovus Energy Inc.            COM        15135U109       645       21,000    SH    SOLE                  SOLE
ChevronTexaco Corp             COM        166764100     1,093       11,800    SH    SOLE                  SOLE
China Fund Inc                 COM        169373107       504       21,929    SH    SOLE                  SOLE
Cincinnati Financial           COM        172062101       221        8,384    SH    SOLE                  SOLE
Cisco Sys Inc Common           COM        17275R102       192       12,405    SH    SOLE                  SOLE
Coca-Cola Co Common            COM        191216100       229        3,390    SH    SOLE                  SOLE
Colgate-Palmolive Com          COM        194162103       807        9,100    SH    SOLE                  SOLE
ConocoPhillips common          COM        20825C104       311        4,910    SH    SOLE                  SOLE
Cummins Inc                    COM        231021106     1,033       12,650    SH    SOLE                  SOLE
Emerson Electric Co            COM        291011104       663       16,050    SH    SOLE                  SOLE
Exxon Mobil Corp Comm          COM        30231G102     1,334       18,372    SH    SOLE                  SOLE
Franklin Elec Inc Com          COM        353514102     8,823      243,200    SH    SOLE                  SOLE
Google Cl A                    CL A       38259P508       373          725    SH    SOLE                  SOLE
Intel Corp Common              COM        458140100       858       40,197    SH    SOLE                  SOLE
iShares S&P US Pfd             PFD IDX    464288687       431       12,100    SH    SOLE                  SOLE
JPMorgan Chase                 COM        46625H100     2,792       92,695    SH    SOLE                  SOLE
Lincoln Natl Corp              COM        534187109       254       16,260    SH    SOLE                  SOLE
McDonalds Corp Com             COM        580135101       208        2,365    SH    SOLE                  SOLE
Medtronic Inc Com              COM        585055106       374       11,250    SH    SOLE                  SOLE
Microsoft Corp Com             COM        594918104       358       14,370    SH    SOLE                  SOLE
National Fuel Gas              COM        636180101       246        5,058    SH    SOLE                  SOLE
Novartis Sponsored ADR         SPD ADR    66987V109       278        4,984    SH    SOLE                  SOLE
Pepsico Inc Common             COM        713448108     1,312       21,194    SH    SOLE                  SOLE
Petroleo Brasileiro A Shs      ADR NV     71654V101       480       23,150    SH    SOLE                  SOLE
Philip Morris Intl Com         COM        718172109       281        4,510    SH    SOLE                  SOLE
Praxair Inc Common             COM        74005P104       495        5,300    SH    SOLE                  SOLE
Procter & Gamble Com           COM        742718109     1,255       19,864    SH    SOLE                  SOLE
Quest Diagnostics Inc          COM        74834L100       353        7,150    SH    SOLE                  SOLE
SPDR Gold Trust Shrs           GOLD SHS   78463V107       382        2,415    SH    SOLE                  SOLE
SPDR Dow Jones Glbl RE         RE ETF     78463X749       510       15,700    SH    SOLE                  SOLE
Schlumberger Ltd               COM        806857108       626       10,480    SH    SOLE                  SOLE
Stryker Corp                   COM        863667101     1,044       22,147    SH    SOLE                  SOLE
Suncor Energy Inc              COM        867224107       675       26,550    SH    SOLE                  SOLE
TJX Cos Inc New                COM        872540109       239        4,300    SH    SOLE                  SOLE
Target Corp Common             COM        87612E106       311        6,350    SH    SOLE                  SOLE
Teva Pharm Ind Adr             ADR        881624209       395       10,600    SH    SOLE                  SOLE
3M Co                          COM        88579Y101       607        8,450    SH    SOLE                  SOLE
United Parcel Svc Cl B         CL B       911312106       215        3,400    SH    SOLE                  SOLE
United Technologies Com        COM        913017109       840       11,933    SH    SOLE                  SOLE
Vanguard Bd Idx Intmd Etf      INTMD TM   921937819       251        2,868    SH    SOLE                  SOLE
Vanguard Emerging Mkt ETF      EM MT ETF  922042858     1,201       33,514    SH    SOLE                  SOLE
Vanguard Info Tech ETF         TCH ETF    92204A702     2,448       43,130    SH    SOLE                  SOLE
Vanguard REIT Index            REIT ETF   922908553       318        6,250    SH    SOLE                  SOLE
Vanguard Mid Cap Viper         MD CP ETF  922908629       931       14,300    SH    SOLE                  SOLE
Vanguard Small Cap             SM CP ETF  922908751     1,266       20,635    SH    SOLE                  SOLE
Verizon Comm Inc               COM        92343V104       439       17,377    SH    SOLE                  SOLE
Visa Common Cl A               COM CL A   92826C839     1,312       15,315    SH    SOLE                  SOLE
Wells Fargo & Co New           COM        949746101       717       29,735    SH    SOLE                  SOLE
Accenture                      SHS CL A   G1151C101       232        4,400    SH    SOLE                  SOLE

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